Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Net income before attribution of noncontrolling interests	¥ 431,000		¥ 613,086
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	133,548	[1]	(171,216)	[1]
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(12)		1,669
Defined benefit plans	17,677		(1,036)
Foreign currency translation adjustments	284,255		(25,675)
Total	435,468		(196,258)
Comprehensive income	866,468		416,828
Net income attributable to noncontrolling interests	47,686		17,074
Other comprehensive income (loss) attributable to noncontrolling interests	(1,531)		1,929
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 820,313		¥ 397,825

[1]	Includes unrealized gains of ¥356 million and ¥130 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2012 and 2013, respectively.